Fair Value Measurements - Summary Fair Value of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail)	Mar. 31, 2021 USD ($)
Assets:
Marketable securities held in Trust Account	$ 254,382,396
Fair Value, Inputs, Level 1 [Member]
Assets:
Marketable securities held in Trust Account	254,382,396
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Liabilities:
Aggregate value of laibilities at fair value	25,519,782
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Liabilities:
Aggregate value of laibilities at fair value	$ 15,953,000